Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 321,406
Balance at end of period	$ 259,102	$ 321,406
Impairment loss recognized		0	$ 0
Estimated useful life, operator's license	10 years
Cost:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 422,826	437,911
Movement in exchange rates	(33,370)	(15,085)
Balance at end of period	389,456	422,826	437,911
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	(101,420)	(63,202)
Amortisation	38,766	41,337
Movement in exchange rates	(9,832)	(3,119)
Balance at end of period	(130,354)	(101,420)	$ (63,202)
Cannabis operator's license
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	304,260
Balance at end of period	$ 242,086	304,260
Estimated useful life, operator's license	6 years 6 months
Cannabis distribution license
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 17,146
Balance at end of period	$ 17,016	$ 17,146